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                                                              File Nos. 33-34801
                                                                       811-06106

    As filed with the Securities and Exchange Commission on December 8, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                      Pre-Effective Amendment No. __                 [ ]

                      Post-Effective Amendment No. 23                [X]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                         [X]

                             Amendment No. 24                        [X]

                        (Check appropriate box or boxes)

                           PIONEER MID CAP VALUE FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Secretary, Pioneer Mid Cap Value Fund,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ]  on [date] pursuant to paragraph (b)
     [X]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on [date] pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

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

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates only to the newly established Investor Class shares of the registrant, and does not relate to the registrant's other classes.

STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                        As filed with
Document                                  the SEC on          Accession Number
------------------------------------   -----------------   ---------------------
Definitive Multiclass prospectus
dated March 1, 2004                    March 2, 2004       0001016964-04-000064

Definitive Class R shares prospectus
dated March 1, 2004                    March 2, 2004       0001016964-04-000064

Definitive Class Y shares prospectus
dated March 1, 2004                    March 2, 2004       0001016964-04-000064

Multiclass statement of
additional information
dated March 1, 2004                    February 23, 2004   0001016964-04-000053

Annual report dated October 31,
2003                                   December 31, 2003   0001173601-03-000015

Semiannual report dated
April 30, 2004                         July 1, 2004        0001016964-04-000274

Supplement dated July 1, 2004
to Class A,
Class B and Class C
Prospectus dated
March 1, 2004                          July 1, 2004        0001016964-04-000280

Supplement dated
December 1, 2004
to Class A, Class B
and Class C Prospectus
dated March 1, 2004                    December 1, 2004    0001016964-04-000464

Supplement dated July 1, 2004
to Class R
shares Prospectus dated
March 1, 2004                          July 1, 2004        0001016964-04-000281

Supplement dated July 1, 2004
to Class Y
shares Prospectus dated
March 1, 2004                          July 1, 2004        0001016964-04-000282

                           PIONEER MID CAP VALUE FUND

               INVESTOR CLASS PROSPECTUS, DATED DECEMBER 10, 2004

Pioneer Mid Cap Value Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Multi-Cap Core Fund into the Fund (the "Reorganization"). The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that class.

ALL INVESTOR CLASS SHARES OF THE FUND, WHENEVER ISSUED, CONVERT TO CLASS A SHARES OF THE FUND ON DECEMBER 10, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the Class A, Class B and Class C shares prospectus are incorporated by reference into this prospectus:

     o    Basic information About the Fund (other than "Fees and expenses");

     o    Management;

     o    Dividends, capital gains and taxes;

     o    Financial Highlights; and

     o    The following sections under "Buying, exchanging and selling shares":

               o    Net asset value

               o Opening your account-- Account options, Telephone transaction privileges and Online transaction privileges

               o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares")

               o    Account options

               o    Shareowner services

               o    Shareowner account policies

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR INVESTMENT     INVESTOR CLASS
Maximum sales charge (load) when
you buy shares                         None

Maximum deferred sales charge (load)   None

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets   INVESTOR CLASS(4)

Management Fee*                                      0.74%
Distribution and Service (12b-1) Fee                 None
Other Expenses(1)                                    0.51%
Total Annual Fund Operating Expenses(2)              1.25%

                                                    -----
Less: Fee Waiver and Expense Limitation(3)          -0.15%
Net Expenses(3)                                      1.10%

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2) The fund's total operating expenses in the table have not been reduced by any expense offset arrangements.

(3) The expenses in the table above reflect the expense limitation in effect through the second anniversary of the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 1.10% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond the two-year period. See the statement of additional information for details regarding the expense limitation agreement.

(4)  The table below shows expenses for Class A shares.

     ANNUAL FUND OPERATING EXPENSES
     PAID FROM THE ASSETS OF THE FUND
     as a percentage of average daily net assets   CLASS A

     Management Fee*                                0.76%
     Distribution and Service (12b-1) Fee           0.25%
     Other Expenses                                 0.36%
     Total Annual Fund Operating Expenses           1.37%

          * The Fund pays a management fee that ranges from 0.625% to 0.70% of average daily net assets based on its performance and the size of the fund. See "Management" in the Fund's Class A, Class B and Class C shares prospectus.

EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same, e) Pioneer's contractual expense limitation is in effect for two years and f) beginning in year three, the expenses of Class A shares.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

     Number of years you own your shares

            1       3       5       10
          $ 112   $ 359   $ 636   $ 1,426

                                                                   16835-00-1204

                                                               DECEMBER 10, 2004

                    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL
                   INFORMATION FOR PIONEER MID CAP VALUE FUND
                               DATED MARCH 1, 2004

Pioneer Mid Cap Value Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Multi-Cap Core Fund into the Fund. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares.

No front-end, deferred or asset based sales charges are applicable to Investor Class shares.

The fund's unaudited financial statements for the six month period ended April 30, 2004 filed with the SEC on July 1, 2004 (Accession No. 0001016964-04-000274)
are incorporated by reference into this statement of additional information.

SHARE OWNERSHIP

As of November 30, 2004, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of November 30, 2004:

RECORD HOLDER                           SHARE CLASS   NUMBER OF SHARES   % OF CLASS
MLPF&S                                  Class B           903,353.956       8.77%
For the Sole Benefit of its Customers
Mutual Fund Administration 97DT8
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

MLPF&S                                  Class C           835,446.156      26.49%
For the Sole Benefit of its Customers
Mutual Fund Administration 97JL3
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

Citigroup Global Markets Inc.           Class C           313,920.104       9.95%
Attn: Peter Booth
00109801250
333 West 34th St., 7th fl.
New York, NY 10001-2402

MCB Trust Services Cust. FBO            Class R            13,869.915       8.90%
United International Corp.
700 17th St., Ste. 300
Denver, CO 80202-3531

ING National Trust, Trustee
Agreement and Aetna 403(B)(7)           Class R            28,348.407      18.19%
Custodial Acct. 3/26/97 Trustee for
Thomas J. Botticelli DTD 04/22/1996
151 Farmington Avenue-TN41
Hartford CT 06156-0001

MLPF&S                                  Class R            23,773.715      15.25%
For the Sole Benefit of its Customers
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

Aetna Life Insurance & Annuity Co.      Class R            42,790.402      27.46%
151 Farmington Ave - TN41
Hartford, CT 06156-0001

First Command Bank                      Class Y         1,090,660.853      70.12%
Attn: Trust Department
PO Box 901075
Forth Worth TX 76101-2075

MLPF&S                                  Class Y           245,558.892      15.78%
For the Sole Benefit of its Customers
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

Amended Form N-1A
Exhibit Reference

      (a)          1.1.   Agreement and Declaration of Trust(1)
      (a)          1.2.   Certificate of Trust(1)
      (a)          1.3.   Establishment and Designation of Class A, Class B,
                          Class C and Class Y Shares of Beneficial Interest(1)
      (a)          1.4.   Certificate of Amendment to Agreement and
                          Declaration of Trust(2)
      (a)          1.5.   Certificate of Amendment to Certificate
                          of Trust(2)
      (a)          1.6.   Certificate of Amendment to Agreement and
                          Declaration of Trust(4)
      (a)          1.7.   Certificate of Amendment to Certificate
                          of Trust(4)
      (a)          1.8.   Establishment and Designation of Class R Shares(5)
      (a)          1.9.   Amendment to Amended and Restated Declaration of Trust
                          to establish Investor Class shares (7)
      (b)          2.     Restated By-Laws(3)
      (c)                 None
      (d)                 Management Contract(6)
      (e)(1)              Underwriting Agreement(4)
      (e)(2)              Dealer Sales Agreement(6)
      (e)(3)              Expense Limitation Agreement(7)
      (f)                 None
      (g)                 Custodian Agreement(4)
      (h)          9.1.   Investment Company Service Agreement(6)
      (h)          9.2.   Agreement and Plan of Reorganization(1)
      (h)          9.3.   Administration Agreement(6)
      (i)          10.1.  Opinion of Counsel(8)
      (i)          10.2.  Form of Opinion as to Tax Matters and Consent (7)
      (j)                 Consent of Independent Registered Public Accounting
                          Firm(9)
      (k)                 None
      (l)                 None
      (m)(1)              Class A Distribution Plan(4)
      (m)(2)              Class B Distribution Plan(4)
      (m)(3)              Class C Distribution Plan(4)
      (m)(4)              Class R Distribution Plan(5)
      (m)(5)              Class R Service Plan(5)
      (n)                 Multiclass Plan Pursuant to Rule 18f-3(7)
      (o)                 Code of Ethics(6)
      N/A                 Powers of Attorney(6)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 11 to the Registration Statement (File Nos. 33-34801; 811-06106) as filed with the Securities and Exchange Commission (the "SEC") on June 30, 1998 (Accession No. 0001016964-98-000074).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 15 to the Registration Statement as filed with the SEC on February 28, 2000 (Accession No. 0001016964-00-000032).

(3) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC on March 1, 2001 (Accession No. 0001016964-01-000040).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on March 1, 2002 (Accession No. 0001016964-02-000042).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 19 to the Registration Statement as filed with the SEC on January 13, 2003 (Accession No. 0000863334-03-000002).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC on February 23, 2004 (Accession No. 0001016964-04-000053).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with the Initial Registration Statement on Form N-14 (File No. 333-118456) as filed with the SEC on August 23, 2004 (Accession No. 0001145443-04-001288)

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-118456) as filed with the SEC on October 26, 2004 (Accession No. 0001145443-04-001620)

(9) Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund

     None.

Item 25. Indemnification

     Except for the Agreement and Declaration of Trust (the "Declaration"), dated January 8, 1998 as amended from time to time, establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                           OTHER BUSINESS, PROFESSION, VOCATION OR
                           EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER   FISCAL YEARS

John F. Cogan, Jr.         Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                           LLP, 60 State Street, Boston, Massachusetts 02109

Item 27. Principal Underwriters

          (a) See "Management of the Fund" in the Statement of Additional Information.

          (b)  Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES WITH
       NAME                  UNDERWRITER                        FUND

John F. Cogan, Jr.     Director and                  Chairman, President and
                       President                     Trustee

Steven M. Graziano     Director and Executive Vice
                       President                     None

William F. O'Grady     Director and Executive
                       Vice President                None

Jennifer Brountas      Senior Vice President         None

Daniel J. Brooks       Senior Vice President         None

Philip Haley           Senior Vice President         None

Scott C. Brandeweide   Senior Vice President         None

Julia Hoik             Senior Vice President         None

Barry Knight           Senior Vice President         None

William A. Misata      Senior Vice President         None

Dusty W. Pascall       Senior Vice President         None

Natale Algiere         Senior Vice President         None

Michael B. Glenn       Senior Vice President         None

Marc Rappaport         Senior Vice President         None

Richard L. Sardelli    Senior Vice President         None

Juan Segui-Clausen     Senior Vice President         None

Mark D. Goodwin        Treasurer                     None

Dorothy E. Bourassa    Clerk                         Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

          (c)  Not applicable.

Item 28. Location of Accounts and Records

          The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of December, 2004.

                                             PIONEER MID CAP VALUE FUND


                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                Title

John F. Cogan, Jr.*      Chairman of the Board                  )
John F. Cogan, Jr.       and President                          )
                         (Principal Executive                   )
                         Officer)                               )
                                                                )
                                                                )
Vincent Nave*            Chief Financial Officer                )
Vincent Nave             and Treasurer (Principal               )
                         Financial and Accounting               )
                         Officer)                               )
                                                                )
                                                                )
Trustees:                                                       )
                                                                )
                                                                )
Mary K. Bush*                                                   )
Mary K. Bush                                                    )
                                                                )
                                                                )
John F. Cogan, Jr.*                                             )
John F. Cogan, Jr.                                              )
                                                                )
                                                                )
                                                                )
Richard H. Egdahl*                                              )
Richard H. Egdahl                                               )
                                                                )
                                                                )
Margaret B. W. Graham*                                          )
Margaret B. W. Graham                                           )
                                                                )
                                                                )
Marguerite A. Piret*                                            )
Marguerite A. Piret                                             )
                                                                )
                                                                )
/s/ Osbert M. Hood                                              )
Osbert M. Hood                                                  )
                                                                )
                                                                )
Stephen K. West*                                                )
Stephen K. West                                                 )
                                                                )
                                                                )
John Winthrop*                                                  )
John Winthrop                                                   )
                                                                )
                                                                )
*By:   /s/ Osbert M. Hood                Dated: December 8, 2004)
       Daniel T. Geraci
       Attorney-in-Fact

                                  Exhibit Index

Exhibit
Number          Document Title

  23            Consent of Independent Registered Public Accounting Firm